ACQUIRED INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
2014	$ 4,897
2015	4,422
2016	3,869
2017	2,722
2018	2,168
Amortization of acquired intangible assets	3,480	3,056	1,803
Impairment loss			$ 420